Related Party Transactions (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Related Party Transaction [Line Items]
Related party transaction		$ 202,153	$ 168,349	$ 153,920
Affiliated Entity
Related Party Transaction [Line Items]
Business combination, equity interest in acquiree, percentage					10.00%
Business combination, consideration transferred		1,300,000
Payments to acquire businesses	$ 1,150,000
Acquisition consideration, shares issued (in shares)	14,935
Affiliated Entity | Netless
Related Party Transaction [Line Items]
Related party transaction		$ 1,300,000	$ 0	$ 0